Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 0.4775	$ 0.45